Stock Option and bonus plans (Details) - $ / shares	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of Options
Options Outstanding	850,000	850,000	850,000
Weighted Average Exercise Price
Options Outstanding, beginning balance	$ 1.5	$ 1.5	$ 1.5